Inventories (Details) - USD ($)	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Raw materials	$ 2,266,001	$ 1,151,708	$ 365,248	$ 115,839
Accessory parts	767,021	929,145	848,887	635,708
Work in process	258,928	0	249,721	391,179
Total	$ 3,291,950	$ 2,080,853	$ 1,463,856	$ 1,142,726